Net Income (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Summary of Basic and Diluted Net Loss Per Common Share	The following table sets forth the net loss for the years ended December 31, 2021, 2020 and 2019 and the computation of basic and diluted net income (loss) per common stock for the years ended December 31, 2021, 2020 and 2019:

	Years Ended December 31,
(in thousands, except shares and per share data)	2021	2020	2019
Numerator:
Net loss	$(116,737)	$(71,064)	(19,780)
Less: net loss attributable to non-controlling interests	(98,717)	—	—

Net loss attributable to Class A common stockholders	(18,020)	—	—
Dilutive effect of warrants on net income to Class A common stockholders	(30,181)	N/A	N/A
Dilutive effect of Class B common stock	(86,334)	N/A	N/A

Net loss attributable to Class A common stockholders - Diluted	(134,535)	N/A	N/A

Basic and Diluted Earnings Per Share denominator:
Weighted average common stock outstanding - basic	170,507,194	N/A	N/A

Net loss per share - basic	$(0.11)	N/A	N/A

Diluted Earnings Per Share:
Dilutive effect of warrants on weighted average common stock outstanding	224,920	N/A	N/A
Dilutive effect of Class B common stock on weighted average common stock outstanding	304,965,111	N/A	N/A

Weighted average common stock outstanding - diluted	475,697,225	N/A	N/A

Net loss per share - diluted	$(0.28)	N/A	N/A

Summary of Diluted Net Loss Per Share	The table below presents the Company’s potentially dilutive securities:

As of December 31, 2021
Class B common stock	297,385,981
Public Warrants	22,999,959
Private Placement Warrants	10,533,333
Restricted Stock Units	5,167,522
Stock Options	12,703,698
Contingent Shares Issued in Connection with Acquisitions	2,720,966
ESPP Shares	1,461,087

Potential Common Stock Equivalents	352,972,546